LONG-TERM OPERATING COMMITMENTS - Purchase of electricity and fuel (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
2025 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	R$ 12,094,553
2025 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,680,370
2025 | Related to jointly controlled companies
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	148,086
2025 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	10,659,339
2025 | Fuel Suppliers
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	3,683,717
2025 | Construction
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,488
2025 | Socio-environmental
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	37,899
2026 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	8,107,099
2026 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,206,182
2026 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	13,837,958
2026 | Fuel Suppliers
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	3,683,717
2026 | Construction
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,666
2026 | Socio-environmental
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	37,899
2027 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	6,092,008
2027 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,183,270
2027 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	6,790,375
2027 | Fuel Suppliers
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	3,449,562
2027 | Construction
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,451
2027 | Socio-environmental
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	37,899
2028 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	4,780,884
2028 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,923,612
2028 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	4,540,692
2028 | Fuel Suppliers
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	3,449,562
2028 | Construction
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,775
2028 | Socio-environmental
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	37,899
2029 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	9,452,610
2029 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	4,014,300
2029 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	638,549
2029 | Fuel Suppliers
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	3,449,562
2029 | Construction
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	399
2029 | Socio-environmental
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	37,899
After 2029 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	23,238,136
After 2029 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	12,098,509
After 2029 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,158,755
After 2029 | Fuel Suppliers
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	3,162,100
After 2029 | Construction
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,158
After 2029 | Socio-environmental
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	R$ 37,860